STROOCK & STROOCK & LAVAN LLP
180 MAIDEN LANE
NEW YORK, NY 10038-4982

October 17, 2013

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention: Deborah O’Neal-Johnson

Re:	The Lazard Funds, Inc.
Post-Effective Amendment No. 78 to Registration Statement on Form N-1A
(Registration Nos.: 811-06312; 33-40682)

Ladies and Gentlemen:

On behalf of the above-referenced fund (the “Fund”), transmitted for filing pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), is Post-Effective Amendment No. 78 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A (the “Registration Statement”). The Amendment is being filed in order to add a new series to the Fund, Lazard Global Equity Select Portfolio (the “Portfolio”). The statement of additional information included in the Amendment is marked to show changes from the statement of additional information included in Post-Effective Amendment No. 74 to the Registration Statement, filed on June 25, 2013.

The Fund intends to file a subsequent amendment to the Registration Statement pursuant to Rule 485(b) under the 1933 Act prior to the effective date of the Amendment in order to file certain exhibits, including the consent of the Fund’s independent registered public accounting firm, and to respond to any comments of the staff of the Securities and Exchange Commission (the “Staff”) on the Amendment. The Fund’s Tandy certification is filed herewith.

The Portfolio’s investment objective is to seek long-term capital appreciation. The Portfolio will invest primarily in equity securities, principally common stocks, of companies that Lazard Asset Management LLC (the “Investment Manager”) believes are undervalued based on their earnings, cash flow or asset values. In managing the Portfolio, the Investment Manager will utilize a flexible investment approach and engage in bottom-up, fundamental security analysis and selection. The Portfolio may invest in securities across the capitalization spectrum, although it will typically invest in securities of companies with a market capitalization of $2 billion or more. Under normal circumstances, the Portfolio will invest at least 80% of its assets in equity securities. In addition, under normal market conditions, the Portfolio will invest significantly (at least 40%—unless market conditions are not deemed favorable by the Investment Manager, in which case the Portfolio would invest at least 30%) in non-US companies. The Investment Manager will allocate the Portfolio’s assets among various regions and countries, including the United States (but in no less than three different countries). The Portfolio’s investments in non-US companies may include companies whose principal business activities are located in emerging market countries.

Disclosure regarding the investments the Portfolio may make is substantially identical to the existing disclosure for other Fund portfolios, which has previously been reviewed by the Staff. The features of the Portfolio’s Open Shares, Institutional Shares and R6 Shares and the process for determination of net asset value will be identical to that of the other Fund portfolios.

Please telephone the undersigned at 212.806.5698, or Janna Manes of this office at 212.806.6141, if you have any questions.

Very truly yours,

/s/ Kirk Anderson

Kirk Anderson

cc:	Janna Manes

October 17, 2013

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention: Deborah O’Neal-Johnson

Re:	The Lazard Funds, Inc.
(Registration Nos.: 811-06312; 33-40682)

Ladies and Gentlemen:

At the request of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”), the undersigned Registrant acknowledges the following:

•	the Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

•	Staff comments or changes to disclosure in response to Staff comments in the filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

•	the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

THE LAZARD FUNDS, INC.

By:	/s/ Tamar Goldstein

Tamar Goldstein
Assistant Secretary